Identified Intangible Assets - Summary of Intangible Assets, Net of Accumulated Amortization and Impairments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross	$ 2,697	$ 2,611
Accumulated amortization and impairments	(1,942)	(1,646)
Marketing-related [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	19	18
Accumulated amortization and impairments	(18)	(16)
Customer-related [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	437	427
Accumulated amortization and impairments	(211)	(177)
Technology-based [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	2,104	2,053
Accumulated amortization and impairments	(1,619)	(1,383)
Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	2,560	2,498
Accumulated amortization and impairments	(1,848)	(1,576)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	137	113
Accumulated amortization and impairments	$ (94)	$ (70)